Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 21 Supplemental Cash Flow Information

Nonvested Share Awards

The Company has issued shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued in the form of nonvested stock bonus awards for services to be provided in the future by such officers and employees. The grants to the Board of Directors were fully vested on the date of grant. Refer to Note 18 for more information on nonvested share awards.

Equipment Acquired Under Capital Lease Obligations and Software Acquired Under License Agreements

The Company acquired computer equipment under capital leases and software under license agreements in the amount of $40.8 million, $1.8 million and $4.1 million in 2017, 2016 and 2015, respectively.

Software Acquired Under Direct Financing

The Company did not acquire any software under direct financing in 2017 or 2016. The Company acquired software under direct financing in the amount of $30.0 million in 2015. Refer to Note 11 for more information.